Financial result (Tables)	12 Months Ended
Dec. 31, 2025
Financial result
Schedule of financial result

	Year ended December 31
	2025	2024	2023
Finance income
Yields and interests	1,246	1,627	1,884
Financial assets measured at fair value	504	74	329
Gain on remeasurement of derivatives	30	5	4
Other financial income	314	42	104
	2,094	1,748	2,321
Finance expenses
Interest (1)	(7,604)	(7,377)	(6,924)
Financial cost of other liabilities (2)	(2,556)	(2,466)	(2,197)
Financial assets measured at fair value	(294)	(31)	(246)
Other financial expenses	(327)	(445)	(1,017)
	(10,781)	(10,319)	(10,384)
Foreign exchange gain
Gain (loss) from exchange difference	159	52	2,398
	159	52	2,398
Financial result	(8,528)	(8,519)	(5,665)
(1)	As of December 31, 2025, interests on natural and environmental resources and property, plant, and equipment were capitalized for $895 (2024 $810).
(2)	Includes the financial expense for the update of the liability for cost of retirement obligation and the net interest on post-employment benefits and other long-term employee benefits.